Comparative Figures	12 Months Ended
Dec. 31, 2023
Comparative Figures [Abstract]
Comparative Figures
27	Comparative Figures

Certain of the prior year figures have been regrouped to conform with the presentation of the current period. The Group changed the presentation of its consolidated financial statements as new presentation provides information that is more relevant to users of the consolidated financial statements. Mainly, the Group presented ‘restricted bank balance’ and ‘contract liabilities’ separately in the consolidated statement of financial position. These reclassifications did not have any impact on the consolidated financial statements of the Group. The management believes that such presentation is more transparent as they reflect the nature of such amounts.